UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2022—May 31, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   May 31, 2023
Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	43
Liquidity Risk Management	45

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2023
	Beginning Account Value 11/30/2022	Ending Account Value 5/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,019.30	$0.86
Admiral™ Shares	1,000.00	1,019.70	0.45
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Pennsylvania Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2023
Under 1 Year	5.0%
1 - 3 Years	3.0
3 - 5 Years	2.7
5 - 10 Years	12.4
10 - 20 Years	43.7
20 - 30 Years	29.1
Over 30 Years	4.1
The table reflects the fund’s investments, except for short-term investments and derivatives.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.1%)
Pennsylvania (98.6%)
[1,2]	Abington Pennsylvania School District GO VRDO	4.010%	6/1/23	11,225	11,225
[3]	Aliquippa Municipal Water Authority Water & Sewer Water Revenue	4.000%	11/15/46	600	575
[3]	Aliquippa Municipal Water Authority Water & Sewer Water Revenue	4.000%	11/15/55	2,200	2,061
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/56	4,000	4,222
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/30	2,685	2,709
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/30	1,155	1,188
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/31	1,550	1,564
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/36	850	838
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/37	1,050	1,028
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	1,000	990
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/38	1,105	1,077
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/39	2,000	1,942
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,120	2,041
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/41	3,000	2,843
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	4.000%	6/1/23	6,475	6,475
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	3/1/25	25	26
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	10
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	1,500	1,641
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	3,000	3,169
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	3,200	3,497

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	5,016
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	5,785
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	2,550
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	5,492
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	11,190	11,203
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	5,250	5,199
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	5,000	4,784
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,250	2,212
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,500	1,467
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	26,585	23,786
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	24,015	24,303
[1]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/31	1,075	904
[1]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	1,895	1,495
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	2,815	2,205
[1]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	3,165	2,277
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	2,100	1,481
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/56	2,335	1,595
	Allegheny County PA GO	5.000%	11/1/26	2,540	2,709
	Allegheny County PA GO	4.000%	11/1/34	915	946
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,261
	Allegheny County PA GO	5.000%	11/1/41	5,015	5,223
	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,009
[4]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	805	825
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,127
[4]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	2,650	2,704
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	4,000	4,116
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	1,500	1,530
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/37	500	433
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/38	1,125	964
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/39	4,500	3,778
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	3,500	3,590
[3]	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/41	3,500	3,518
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	5,000	5,271
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/45	2,500	2,616
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,721
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/50	2,100	1,989
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	10,500	11,940
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/53	4,000	4,235
[3]	Allegheny Valley Joint School District GO	2.000%	11/1/32	500	418
[4]	Allentown City School District GO	4.000%	2/15/24	550	551
[3]	Allentown City School District GO	5.000%	2/1/32	3,075	3,374
[3]	Allentown City School District GO	5.000%	6/1/32	1,465	1,526
[3]	Allentown City School District GO	4.000%	2/1/34	1,500	1,546
[3]	Allentown City School District GO	5.000%	2/1/34	1,300	1,436
[3]	Allentown City School District GO	4.000%	2/1/35	1,175	1,207
[3]	Allentown City School District GO	5.000%	6/1/35	2,000	2,081

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Allentown City School District GO	4.000%	2/1/36	1,100	1,121
[3]	Allentown City School District GO	5.000%	6/1/36	1,500	1,559
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/33	1,100	1,149
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	7,875	7,780
[1]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	3,310	3,366
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	2,250	2,346
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,000	1,033
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	3,130	3,202
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,135	1,148
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	1,000	972
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	3,750	3,748
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Sub City Center Project)	5.250%	5/1/42	2,195	2,154
[3]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,568
[4]	Altoona PA Sewer Revenue GO	3.000%	12/1/35	3,165	2,944
[3]	Armstrong School District GO	5.000%	3/15/31	1,800	1,994
[3]	Armstrong School District GO	3.000%	3/15/34	5,605	5,278
	Avon Grove School District Chester County GO	4.000%	11/15/35	500	517
	Avon Grove School District Chester County GO	4.000%	11/15/36	750	768
	Avon Grove School District Chester County GO	4.000%	11/15/37	1,085	1,101
	Avon Grove School District Chester County GO	4.000%	11/15/38	1,000	1,005
	Avon Grove School District Chester County GO	4.000%	11/15/39	700	695
	Avon Grove School District Chester County GO	4.000%	11/15/40	700	684
[3]	Beaver County PA GO	4.000%	4/15/30	390	405
[3]	Beaver County PA GO, Prere.	4.000%	4/15/28	50	53
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	700	736
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	363
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,419
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	420	441
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	500	525
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	830	742
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,535	2,265
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	1,500	1,576
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/47	3,210	2,411
[4]	Blue Mountain School District GO	4.000%	8/1/23	345	345
[4]	Blue Mountain School District GO	4.000%	8/1/24	360	363
[4]	Blue Mountain School District GO	4.000%	8/1/25	385	390
[4]	Blue Mountain School District GO, ETM	4.000%	8/1/23	125	125
[4]	Blue Mountain School District GO, ETM	4.000%	8/1/24	140	141
[4]	Blue Mountain School District GO, ETM	4.000%	8/1/25	75	76
	Boyertown Area School District GO	5.000%	10/1/38	400	434
	Boyertown Area School District GO	5.000%	10/1/40	500	537
	Boyertown Area School District GO	5.000%	10/1/41	500	536
[3]	Bristol Township School District GO	4.000%	6/1/38	1,500	1,501
[3]	Bristol Township School District GO	4.125%	6/1/39	1,850	1,859
[3]	Bristol Township School District GO	4.125%	6/1/40	2,000	2,002
[3]	Bristol Township School District GO	4.000%	6/1/48	1,545	1,476

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol Township School District GO, Prere.	5.250%	6/1/23	3,000	3,000
	Bucks County IDA College & University Revenue	5.000%	11/1/37	1,205	1,190
	Bucks County IDA College & University Revenue	5.000%	11/1/52	1,280	1,195
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	1,205	1,145
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	550	541
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	900	874
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/50	3,000	2,046
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	1,779
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	11,160	7,365
[4]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	15,540	11,120
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/46	1,000	739
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	5,255	3,741
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	5,407
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/36	380	431
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/37	450	505
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/38	500	558
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/39	850	942
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/40	1,625	1,792
[4]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	12/1/42	1,750	1,732
[4]	Bucks County Water and Sewer Authority Sewer Revenue	4.250%	12/1/47	1,925	1,909
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.250%	12/1/47	2,175	2,408
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	524
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	486
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	536
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,656
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,370	1,355
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	4,430	4,333
[4]	Cambria County PA GO	4.000%	8/1/34	750	768
[4]	Cambria County PA GO	4.000%	8/1/35	700	713
[4]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,163
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/40	4,000	4,122
	Capital Region Water Revenue	5.000%	7/15/35	500	534
	Capital Region Water Revenue	5.000%	7/15/38	1,000	1,051
	Capital Region Water Sewer Revenue	5.000%	7/15/32	500	537
	Capital Region Water Sewer Revenue	5.000%	7/15/33	1,370	1,468
	Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,069
	Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	1,923
	Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	2,765
	Central Bradford Progress Authority Health, Hospital Nursing Home Revenue	3.000%	12/1/44	1,500	1,116
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	15,000	13,464
	Central Dauphin School District GO	4.000%	5/15/34	1,985	2,019
	Central Dauphin School District GO	4.000%	5/15/35	2,325	2,361
	Central Dauphin School District GO	4.000%	5/15/37	1,000	1,007
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	1,500	1,528

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,100	1,937
	Cheltenham Township School District GO, Prere.	5.000%	3/15/25	4,210	4,332
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	2,837
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,408
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	2,604
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	4,000	3,696
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	10,000	9,064
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	2,500	2,573
	Chester County IDA Recreational Revenue	4.000%	12/1/46	12,085	11,612
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,000	4,727
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/39	1,000	1,091
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/44	5,000	5,390
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	4.000%	12/1/49	1,645	1,570
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,000	2,036
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,000	3,050
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/45	2,000	2,015
[3]	Coatesville School District GO	0.000%	10/1/33	1,000	650
	Colonial School District GO	3.000%	2/15/39	350	309
	Colonial School District GO	3.000%	2/15/40	700	609
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	254
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,000	1,014
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,000	1,119
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	1,959
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,135
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,223
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,125	5,508
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,045	4,347
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,100	5,463
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	7,493
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,025	10,721
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,000	4,255
[4,5]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	36,550	35,143
	Commonwealth of Pennsylvania COP	5.000%	7/1/34	475	517
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	915
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,077
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	920
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,059
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	4,000	4,002
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	215	216

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	55	56
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	15	15
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	10,000	10,191
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	10,000	10,363
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,474
[4]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,370
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	10,456
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	5,000	5,285
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	557
[4]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	9,626
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	3,000	3,236
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	10,595
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	4,000	4,042
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	7,640	7,795
	Commonwealth of Pennsylvania GO	4.000%	2/1/31	12,000	12,254
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	5,000	5,472
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	6,000	6,190
	Commonwealth of Pennsylvania GO	5.000%	8/15/32	4,000	4,154
	Commonwealth of Pennsylvania GO	4.000%	2/1/33	5,585	5,706
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	15,000	15,690
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	19,575	20,377
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	2,000	2,021
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	2,500	2,363
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	10,000	11,650
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	5,657
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	10,000	10,307
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	15,500	14,693
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	15,000	14,209
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	15,000	17,308
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	5,000	5,106
	Commonwealth of Pennsylvania GO	3.000%	5/1/36	365	332
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	10,000	9,090
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	745	674
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	10,143
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	10,182
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	4,795	4,851
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	2,820	2,844
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	12,975	11,169
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	7,000	5,093
	Commonwealth of Pennsylvania GO	5.000%	10/1/38	10,000	11,304
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	7,375	5,184
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	7,000	4,688
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	5,000	3,279
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,100
	Conestoga Valley School District GO	3.000%	2/1/38	850	741
[3]	Connellsville Area School District GO	4.000%	8/15/26	1,685	1,727
[4]	Conrad Weiser Area School District GO	4.000%	9/1/34	3,085	3,175
[4]	Conrad Weiser Area School District GO	4.000%	9/1/35	635	650
	Council Rock School District GO	2.050%	11/15/33	1,085	916
	Council Rock School District GO	3.250%	11/15/39	5,010	4,364
	Council Rock School District GO	2.050%	8/15/42	3,000	1,996
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/31	750	778
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/32	800	829

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,469
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/39	4,685	4,941
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,371
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,475	1,994
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	5,000	4,623
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	7,500	6,711
[1,2]	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.450%	6/1/23	5,990	5,990
	Cumberland Valley School District GO	5.000%	12/1/31	750	773
	Cumberland Valley School District GO	5.000%	12/1/33	1,005	1,035
	Cumberland Valley School District GO	5.000%	12/1/34	1,125	1,158
	Cumberland Valley School District GO	5.000%	12/1/35	1,000	1,029
	Dallastown Area School District GO	5.000%	3/15/38	1,200	1,300
	Dallastown Area School District GO	5.000%	3/15/39	4,255	4,580
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/30	3,745	3,799
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	2,190	2,221
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/32	2,070	2,086
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/35	3,925	4,055
[4]	Deer Creek Drainage Basin Authority Sewer Revenue	2.375%	12/1/46	750	511
[4]	Deer Creek Drainage Basin Authority Sewer Revenue	2.500%	12/1/51	2,000	1,321
	Delaware County Authority College & University Revenue	5.000%	10/1/33	500	533
	Delaware County Authority College & University Revenue	5.000%	10/1/34	1,220	1,302
	Delaware County Authority College & University Revenue	5.000%	10/1/35	800	851
	Delaware County Authority College & University Revenue	5.000%	10/1/35	2,215	2,254
	Delaware County Authority College & University Revenue	5.000%	10/1/39	4,500	4,442
	Delaware County Authority College & University Revenue	5.000%	8/1/40	2,500	2,552
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,720	7,010
	Delaware County Authority College & University Revenue	5.000%	10/1/46	5,095	5,293
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/40	1,500	1,529
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/41	5,000	5,154
[3]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue, Prere.	5.000%	11/1/23	1,250	1,258
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/32	3,070	3,316
[3]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	4,071
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	3,250	3,498
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	1,000	1,071
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	3,731
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	13,930	14,524
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	6,500	6,743
	Delaware River Port Authority Highway Revenue	5.000%	1/1/36	2,000	2,193
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	2,703
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	600	642
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	7,615	7,668
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	1,825	1,935
	Delaware River Port Authority Highway Revenue, Prere.	5.000%	1/1/24	3,500	3,533

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware River Port Authority Highway Revenue, Prere.	5.000%	1/1/24	3,500	3,533
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	8,311
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/33	2,000	2,122
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/34	6,000	6,299
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	6,000	6,239
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	3.850%	6/7/23	4,000	4,000
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	13,020	14,460
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,040	3,316
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	750	791
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	1,000	1,054
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	500	524
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/39	635	495
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/40	760	778
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/46	3,000	2,047
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,405	6,618
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,100	5,452
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	8,405	7,369
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	825	854
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	3,750	3,880
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,500	2,506
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,100	2,105
[3]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/27	250	252
[3]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/28	250	252
[3,7]	Ellwood City Area School District GO	4.500%	6/1/52	1,305	1,302
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	3.360%	6/7/23	2,000	2,000
[3]	Erie City Water Authority Water Revenue	4.000%	12/1/44	2,075	2,036
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/26	30	32
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	4.000%	5/1/36	300	271
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/47	955	899
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,344
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,413
[4]	Erie School District GO	5.000%	4/1/27	150	159
[4]	Erie School District GO	3.000%	4/1/32	3,360	3,227
[4]	Erie Sewer Authority Lease Revenue	4.000%	12/1/41	3,500	3,487
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,138

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	3,400	2,653
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	3,050	2,316
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	1,000	759
[3]	Gateway School District Alleghany County GO	3.000%	10/15/36	1,300	1,143
[3]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,375	1,860
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,250	4,453
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,064
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	15,125	14,546
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	5,000	5,039
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	14,500	14,824
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	9,240	8,509
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	28,460	25,817
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	15,000	15,271
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	305	329
	Gettysburg Area School District GO	4.000%	4/1/35	750	772
	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,229
[4]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/38	1,250	1,253
[4]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/41	1,500	1,476
	Haverford Township School District GO	3.000%	3/1/31	3,920	3,864
	Haverford Township School District GO	3.000%	3/1/32	3,950	3,834
	Haverford Township School District GO	3.000%	3/1/34	55	53
[4]	Hempfield Area School District GO	5.000%	3/15/48	5,000	5,398
[4]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,025	3,272
[4]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,075	5,430
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/46	2,045	2,035
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/37	1,320	1,432
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,390	1,487
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/39	1,460	1,552
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/40	1,530	1,616
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/41	1,605	1,696
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/42	1,035	1,003
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	3,510	3,659
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	2,000	1,850
[3,7]	Interboro School District GO	4.000%	8/15/43	1,445	1,396
[3,7]	Interboro School District GO	4.250%	8/15/53	1,630	1,598
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	879
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	596
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	4,505	4,175
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.000%	5/1/49	1,500	1,431
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.750%	5/1/53	2,000	2,012
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	9,063
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	1,145	1,184
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	21,980	22,509
	Lancaster County PA GO	4.000%	11/1/32	300	311
	Lancaster County PA GO	4.000%	11/1/33	375	388
	Lancaster County PA GO	4.000%	11/1/34	500	515

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	709
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	715
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,229
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	679
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,000	5,038
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/46	3,000	2,925
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	4,000	3,840
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	675	510
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,750	1,272
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,800	1,974
[3]	Lancaster PA GO	4.000%	11/1/33	2,545	2,618
[3]	Lancaster PA GO	4.000%	11/1/34	2,660	2,727
[3]	Lancaster PA GO	4.000%	11/1/35	2,355	2,404
[3]	Lancaster School District GO	4.000%	6/1/36	1,190	1,207
	Latrobe IDA College & University Revenue	5.000%	3/1/32	335	343
	Latrobe IDA College & University Revenue	5.000%	3/1/33	300	307
	Latrobe IDA College & University Revenue	5.000%	3/1/34	325	332
	Latrobe IDA College & University Revenue	4.000%	3/1/35	450	413
	Latrobe IDA College & University Revenue	4.000%	3/1/36	475	428
	Latrobe IDA College & University Revenue	4.000%	3/1/38	575	501
	Latrobe IDA College & University Revenue	4.000%	3/1/39	685	589
	Latrobe IDA College & University Revenue	4.000%	3/1/41	535	449
	Latrobe IDA College & University Revenue	4.000%	3/1/46	1,400	1,115
	Latrobe IDA College & University Revenue	4.000%	3/1/51	2,795	2,139
	Lehigh County Authority Water Revenue	0.000%	12/1/24	1,695	1,599
	Lehigh County Authority Water Revenue	5.125%	12/1/47	1,475	1,475
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	15	15
	Lehigh County Authority Water Revenue, Prere.	5.125%	12/1/23	1,700	1,715
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/57	1,445	1,151
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	3,192
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	7,400	6,124
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,200	7,322
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	20,675	18,541
	Lower Paxton Township PA GO, Prere.	5.000%	4/1/24	15	15
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	4.000%	11/1/24	435	436
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	2,959
	Mechanicsburg Area School District GO	4.000%	3/1/32	1,580	1,637
	Mechanicsburg Area School District GO	4.000%	3/1/36	1,550	1,580
[4]	Mechanicsburg Area School District GO	5.000%	5/15/45	1,705	1,821
[4]	Mechanicsburg Area School District GO	5.000%	5/15/46	2,080	2,220
[4]	Mechanicsburg Area School District GO	5.000%	5/15/51	5,335	5,643
	Methacton School District GO	4.000%	9/15/41	520	512
	Methacton School District GO	4.000%	9/15/42	565	559
	Monroe County PA GO	4.000%	7/15/37	1,630	1,643

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	4,215	4,250
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	4,000	3,842
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue (UPMC Obligated Group Project)	5.000%	5/15/35	550	613
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue (UPMC Obligated Group Project)	5.000%	5/15/36	1,000	1,103
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue (UPMC Obligated Group Project)	5.000%	5/15/37	330	359
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue (UPMC Obligated Group Project)	5.000%	5/15/38	1,000	1,076
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue (UPMC Obligated Group Project)	5.000%	5/15/39	1,000	1,070
Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,634
Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/30	1,000	1,021
Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,000	3,017
Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	4,000	4,069
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,200
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,000	1,001
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	1,002
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,250	2,255
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,770	1,884
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	25	27
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,342
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	2,932
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	2,609
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	6,825	7,031
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/47	5,250	4,748
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	1,804
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	5	4
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	3,000	2,620
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	12,000	8,377
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	18,690	16,094
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	11,000	11,222
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	380	380

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,445	1,405
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,383
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	7,830	7,182
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	2,805	2,484
[4]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	10,000	9,351
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	4,455	4,557
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/46	100	83
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	5,730	5,267
	Montgomery County IDA Industrial Revenue	4.100%	6/1/29	4,435	4,508
	Montgomery County IDA Industrial Revenue PUT	4.100%	4/3/28	17,765	18,006
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,518
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,215
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	2,500	2,432
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	4,273
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	571
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	2,440
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,730	5,332
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/48	6,500	5,974
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/23	225	225
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24	300	299
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	249
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	349
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	300	300
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	201
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	100
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	211
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	225	226

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	100
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	225
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	370	368
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	570	562
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	825	803
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	705	678
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	400	379
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/44	1,000	1,014
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/49	1,000	1,010
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,795	3,905
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	5,000	5,145
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,300	3,396
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,250	11,577
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,500	8,747
	Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/41	1,000	849
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	2,609
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,516
[4]	Montour School District GO, Prere.	5.000%	10/1/25	3,185	3,318
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	918
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	2,885
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,000	5,672
[4]	Mount Union PA Area School District GO	5.000%	9/1/32	1,580	1,712
[4]	Mount Union PA Area School District GO	5.000%	9/1/33	1,655	1,790
[3]	New Kensington-Arnold School District GO	5.000%	5/15/24	2,125	2,147
	Norristown Area School District GO	4.000%	9/1/30	1,000	1,029
	North Allegheny School District GO	3.000%	5/1/32	2,590	2,507
[7]	North Hills School District GO	5.000%	10/15/28	500	544
[7]	North Hills School District GO	5.000%	10/15/29	425	468
[7]	North Hills School District GO	5.000%	10/15/35	325	363
	Northampton County General Purpose Authority College & University Revenue	4.000%	11/15/34	7,535	7,641
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,519
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	1,768
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	3.550%	6/1/23	2,000	2,000
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,975	4,153

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,092
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	6,994
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,063
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	3,470
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	1,620
	Northampton Township PA GO	3.625%	5/15/39	2,145	1,999
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	982
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,535	1,487
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,138
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,278
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,177
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	3,782
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,062
[3]	Northeastern School District/York County GO	3.000%	3/1/33	375	358
[3]	Northeastern School District/York County GO	3.000%	3/1/34	300	282
[3]	Northeastern School District/York County GO	3.000%	3/1/35	250	231
[3]	Northeastern School District/York County GO	3.000%	3/1/38	850	736
[3]	Northeastern School District/York County GO	3.000%	3/1/41	800	660
[3]	Northeastern School District/York County GO	3.000%	3/1/46	2,130	1,633
[3]	Northern Tioga School District GO	5.000%	4/1/31	700	760
[3]	Northern Tioga School District GO	4.000%	4/1/33	500	515
[3]	Penn Hills School District GO	3.000%	10/1/30	3,030	2,969
[3]	Penn Hills School District GO	3.000%	10/1/31	3,585	3,525
[3]	Penn Hills School District GO	3.000%	10/1/32	2,845	2,767
	Penn Manor School District GO	5.000%	3/1/36	1,700	1,759
[7]	Pennsbury School District GO	5.000%	8/1/39	750	816
[7]	Pennsbury School District GO	5.000%	8/1/40	1,000	1,082
[7]	Pennsbury School District GO	5.000%	8/1/43	4,000	4,301
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/29	1,080	857
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/30	3,710	2,824
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.500%	1/1/31	3,000	3,026
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/36	6,045	3,514
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/38	5,525	2,831
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.250%	1/1/44	6,500	6,535
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,000	5,079
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	9,075	10,105
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	8,000	8,123

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,006
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,550	1,693
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	515	577
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	500	560
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	500	554
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	450	499
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	1,200	1,194
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	500	549
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	500	549
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/37	1,445	1,428
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	1,685	1,827
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	500	546
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	575	628
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	900	979
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	800	870
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	1,700	1,663
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/45	1,235	1,243
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	9,444
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	5,040	3,605
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/47	3,500	3,600
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	7,000	6,535
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	2,880	2,677
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	5,500	5,043
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	4,370	3,980
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/28	3,800	3,531
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	1,750
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	4,021
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	2,125	2,194
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	1,265	1,287

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	1,870	1,902
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/31	295	327
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	3,330	3,382
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	3,660
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	2,310	2,347
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	2,592
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,118
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	3,007
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/34	2,200	2,243
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	1,962
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,308
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,282
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,410
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	4,943
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	4,395	4,300
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	1,000	968
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	8,983
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	10,000	9,642
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,405	1,141
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	5,295
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/23	1,265	1,273
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	750	783
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,965	4,071
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	767
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	500	560
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,242
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,166
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	796
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,113

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,245	2,515
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,250	1,258
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,103
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,150	1,257
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	1,000	1,085
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	6,000	5,805
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	5,400	5,169
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/43	8,020	7,665
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	3,000	3,143
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	5	5
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	5,517
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	7,015	7,169
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	17,000	15,724
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	11,485	11,799
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	1,000	1,009
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.450%	6/7/23	100	100
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,361
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/33	2,500	2,420
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	2,725
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	957
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,523	7,343
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/35	2,000	1,599
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/36	5,000	3,876
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	4,340	4,192
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	10/1/38	8,500	8,500
[7]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/38	7,500	7,539
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/39	6,845	5,413
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/39	3,000	2,549
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/40	6,000	4,368

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/41	7,500	5,339
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	5,000	3,623
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	7,830	6,518
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,335	5,967
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	10,000	8,899
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	6,000	4,740
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/45	5,000	3,545
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/46	5,000	3,444
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/46	7,005	4,663
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/46	7,500	5,051
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	2,238
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/49	3,705	3,637
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/50	3,000	1,971
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/51	7,500	5,104
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	3,125	3,019
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,040	1,003
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	3,337	3,152
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	2,235	2,229
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	7,690	7,909
[7]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	13,285	14,059
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	10,000	10,607
	Pennsylvania State University College & University Revenue	5.000%	9/1/33	5,000	5,271
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	4,962
	Pennsylvania State University College & University Revenue	5.000%	9/1/46	2,070	2,211
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	7,770	8,240
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,100	1,162
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,177
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	3,734
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,205	15,926
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	8,000	8,355

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	12,000	12,484
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	24,000	22,954
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	5,000	4,719
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	2,000	1,873
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,060	7,432
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,410	5,662
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,250	1,361
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	500	549
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	10,128
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,000	4,276
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	10,000	10,231
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,900	3,284
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	3,000	3,166
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	5,831
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	4,595
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,295
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	6,157
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,900	3,251
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,072
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,260	1,304
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	10,316
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,250	1,388
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	6,637
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	4,070	4,188
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,445
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	6,860
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,382
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/38	8,145	8,337
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	1,000	1,007
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,555	2,586
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,755	2,993
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,240	1,363
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	19,950	20,539
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	1,600	1,614
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	1,240	1,357
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,605	2,588
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	1,785	1,774
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	3,020	2,988
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	5,200	5,315
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,700	1,859
[3]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	7,220	3,176
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	216
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	7,275	7,155
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,177
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/41	1,250	1,374
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,700	1,646
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	2,000	2,086
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	3,089
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	4,550	4,424
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	1,325	1,272
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,000	1,052
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,750	1,889

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	16,635	17,265
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	7,283
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	12,500	12,900
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	5,000	5,159
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	5,515	5,878
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	6,000	6,218
[4]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	2,500	2,401
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,490	6,779
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	3,605	3,348
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	17,150	18,018
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	4,275	2,971
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,415	2,404
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,500	5,217
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,950	5,479
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	4,525	4,292
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	2,840	3,075
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.420%	6/1/23	3,220	3,220
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.510%	6/1/23	4,900	4,900
[8]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	9,795	8,657
[1,4]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	4.150%	6/1/23	28,800	28,800
[1,4]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	4.150%	6/1/23	18,800	18,800
[1,2,4]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	4.150%	6/1/23	21,595	21,595
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	3.440%	6/1/23	2,500	2,500
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	4.150%	6/1/23	15,885	15,885
	Pequea Valley School District GO	3.750%	5/15/52	1,955	1,672
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,282
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	8,230
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	5/1/40	1,000	967
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	300	299
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/49	2,770	2,434
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	5/1/50	5,130	4,694
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,050	993
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/51	1,440	1,077
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/56	170	123
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Mast Charter School Project)	5.000%	8/1/50	1,425	1,364
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,000	2,156
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,000	2,155
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	4,750	4,810
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,400	1,352

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,975	1,879
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	12,000	10,754
	Philadelphia Authority for Industrial Development College & University Revenue	5.500%	11/1/60	14,410	15,450
	Philadelphia Authority for Industrial Development College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	3,000	3,177
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	5,000	5,009
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,600	3,868
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,326
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,187
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	3,814
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	11,000	11,401
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	8,950	9,118
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/27	960	996
	Philadelphia City Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	2,000	2,155
	Philadelphia City Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	4,000	4,299
	Philadelphia City Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	2,000	2,139
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,177
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/33	2,500	2,588
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	4,300
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,240
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,109
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,096
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,096
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/38	4,250	4,280
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/38	5,000	5,386
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	1,905	2,036
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/40	1,750	1,730
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,000	3,198
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	5,147
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	985	954
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	11,800	12,085
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	5,000	5,271
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,925	5,053
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,980	5,100
[4]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	5,000	4,702
[4]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	5,000	4,654
[4]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	5,000	4,631
[1]	Philadelphia IDA Charter School Aid Revenue	5.000%	4/15/42	1,000	898
[1]	Philadelphia IDA Charter School Aid Revenue	5.000%	4/15/52	1,500	1,293

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia IDA Charter School Aid Revenue	5.250%	6/15/52	950	863
	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/57	950	858
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,000	2,013
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,524
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/37	3,250	3,384
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/28	3,885	4,022
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,345	1,429
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	1,913
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,487
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/33	1,345	1,379
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	795
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/34	1,400	1,431
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	3,965	3,991
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,480	2,478
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,860	1,846
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,971
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	3,911
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,171
[3]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,736
	Philadelphia PA GO	5.000%	8/1/26	4,125	4,351
	Philadelphia PA GO	5.000%	2/1/31	2,500	2,771
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,151
	Philadelphia PA GO	5.000%	8/1/32	4,000	4,115
	Philadelphia PA GO	5.000%	8/1/32	3,000	3,237
	Philadelphia PA GO	5.000%	8/1/32	4,420	4,770
	Philadelphia PA GO	5.000%	8/1/33	4,000	4,110
[4]	Philadelphia PA GO	5.000%	8/1/35	6,000	6,413
	Philadelphia PA GO	5.000%	5/1/36	3,440	3,808
	Philadelphia PA GO	4.000%	5/1/38	9,000	8,940
	Philadelphia PA GO	4.000%	5/1/39	1,000	987
	Philadelphia PA GO	4.000%	5/1/41	2,020	1,953
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/32	6,440	6,582
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,000	6,067
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,000	2,148
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,735	3,061
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/34	1,200	1,287
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	3,000	3,079
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	2,481
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	2,748
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	1,655	1,778
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	2,518
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/41	2,750	2,952
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	4,000	4,225
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/46	4,855	5,131
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	13,970	15,464
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,080
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/51	10,000	8,983
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	9,020	9,929
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,042
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	10,000	10,388
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	8,334
[6]	Philadelphia Parking Authority Auto Parking Revenue	5.125%	2/15/24	190	190
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/27	2,000	2,056
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/28	3,000	3,067

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Philadelphia School District GO	5.000%	6/1/26	5,000	5,211
	Philadelphia School District GO	5.000%	9/1/28	5,000	5,234
	Philadelphia School District GO	5.000%	9/1/29	2,665	2,747
	Philadelphia School District GO	5.000%	9/1/29	2,135	2,232
	Philadelphia School District GO	5.000%	9/1/31	2,000	2,057
	Philadelphia School District GO	5.000%	9/1/33	1,045	1,133
	Philadelphia School District GO	5.000%	9/1/35	2,500	2,565
	Philadelphia School District GO	5.000%	9/1/35	4,240	4,555
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,061
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,267
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,057
	Philadelphia School District GO	5.000%	9/1/37	3,825	4,066
	Philadelphia School District GO	4.000%	9/1/38	2,300	2,242
	Philadelphia School District GO	5.000%	9/1/44	10,165	10,713
	Pine-Richland School District GO	4.000%	3/1/35	250	260
	Pine-Richland School District GO	4.000%	3/1/36	1,245	1,281
	Pine-Richland School District GO	4.000%	3/1/37	750	763
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,073
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	536
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,071
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	532
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	530
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/34	5,000	5,642
	Pittsburgh PA GO	4.000%	9/1/34	625	647
	Pittsburgh PA GO	5.000%	9/1/34	50	54
	Pittsburgh PA GO	4.000%	9/1/35	750	774
	Pittsburgh PA GO	5.000%	9/1/35	560	600
	Pittsburgh PA GO	4.000%	9/1/36	875	898
	Pittsburgh PA GO	4.000%	9/1/36	840	861
	Pittsburgh PA GO	5.000%	9/1/36	825	882
	Pittsburgh PA GO	5.000%	9/1/36	1,770	1,961
	Pittsburgh PA GO	4.000%	9/1/37	500	509
	Pittsburgh PA GO	4.000%	9/1/38	500	505
	Pittsburgh PA GO	4.000%	9/1/38	800	807
	Pittsburgh PA GO	4.000%	9/1/39	750	749
	Pittsburgh PA GO	5.000%	9/1/39	500	544
	Pittsburgh PA GO	5.000%	9/1/41	1,500	1,618
	Pittsburgh PA GO	5.000%	9/1/42	1,000	1,075
	Pittsburgh PA GO	5.000%	9/1/43	400	429
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,128
	Pittsburgh School District GO	4.000%	9/1/36	1,220	1,249
	Pittsburgh School District GO	4.000%	9/1/37	1,180	1,201
	Pittsburgh School District GO	4.000%	9/1/38	1,740	1,758
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,820	9,226
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	7,906
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,240	1,411
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	4,500	5,181
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,850	3,313
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/36	850	863
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/36	5,300	5,314

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/37	1,350	1,356
[4]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/39	500	417
[4]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/40	305	249
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,080	2,200
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	1,345	1,487
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/50	2,500	2,452
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/52	1,875	1,963
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	1,705	1,546
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	6,275	6,415
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	4,000	4,067
	Quaker Valley PA School District GO	5.000%	10/1/34	400	454
	Quaker Valley PA School District GO	5.000%	10/1/35	350	395
	Radnor Township School District GO	4.000%	8/15/38	1,430	1,456
	Radnor Township School District GO	4.000%	8/15/39	1,400	1,417
	Radnor Township School District GO	4.000%	8/15/40	1,250	1,264
[4]	Reading School District GO	5.000%	3/1/38	1,750	1,829
[4]	Ridley School District GO	4.000%	11/15/34	1,000	1,033
[4]	Ridley School District GO	4.000%	11/15/35	1,250	1,286
[3]	Ridley School District GO	3.000%	11/15/37	2,950	2,615
[4]	Ridley School District GO	4.000%	11/15/37	800	809
[3]	Ridley School District GO	3.000%	11/15/38	2,000	1,753
	School District of Philadelphia GO	4.000%	9/1/37	1,500	1,479
	School District of Philadelphia GO	5.000%	9/1/38	1,990	2,028
	School District of Philadelphia GO	4.000%	9/1/39	5,260	5,026
	School District of Philadelphia GO	4.000%	9/1/40	2,630	2,485
	School District of Philadelphia GO	4.000%	9/1/41	4,830	4,534
	School District of Philadelphia GO	4.000%	9/1/46	12,285	11,397
	School District of Philadelphia GO, Prere.	5.000%	9/1/26	10	11
[4]	Scott Township PA GO	3.000%	8/15/34	290	271
[4]	Scott Township PA GO	3.000%	8/15/38	300	258
[4]	Scott Township PA GO	3.000%	8/15/42	650	534
[4]	Scott Township PA GO	3.000%	8/15/46	600	463
	Scranton PA School District GO	5.000%	12/1/28	1,575	1,701
	Scranton PA School District GO	5.000%	12/1/29	1,250	1,367
	Scranton PA School District GO	4.000%	12/1/39	2,765	2,693
	Scranton PA School District GO	4.000%	12/1/40	500	481
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,567
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/30	1,285	1,357
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/31	1,250	1,320
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,335	1,374
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,216
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,288
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	1,695	1,747
	Southcentral Pennsylvania General Authority College & University Revenue	4.000%	5/1/33	320	319
	Southcentral Pennsylvania General Authority College & University Revenue	4.000%	5/1/34	560	559

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program)	3.500%	11/1/41	500	416
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,480	1,532
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,127
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,057
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	5,211
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	7,000	6,508
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	3.940%	6/1/23	1,050	1,050
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,500	2,538
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,130	1,147
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/38	4,000	4,483
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/41	4,000	4,504
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/43	3,000	3,360
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	5,000	5,553
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	12,500	13,794
[1]	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program) TOB VRDO	3.440%	6/1/23	3,115	3,115
[1]	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program) TOB VRDO	3.440%	6/1/23	2,670	2,670
	State College PA Area School District GO	5.000%	5/15/36	375	405
	State College PA Area School District GO	5.000%	5/15/37	630	677
	State College PA Area School District GO	5.000%	5/15/38	350	375
	State College PA Area School District GO	5.000%	3/15/40	2,535	2,578
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	1,025	1,041
	State Public School Building Authority College & University Revenue	5.000%	5/1/34	2,125	2,154
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	1,510	1,529
[3]	State Public School Building Authority College & University Revenue	5.000%	10/1/35	725	800
[3]	State Public School Building Authority College & University Revenue	5.000%	10/1/36	600	653
[3]	State Public School Building Authority College & University Revenue	5.000%	10/1/37	550	594
[3]	State Public School Building Authority College & University Revenue	5.000%	10/1/38	600	642
[3]	State Public School Building Authority College & University Revenue	4.000%	10/1/41	1,000	934
[3]	State Public School Building Authority College & University Revenue	4.000%	10/1/42	1,000	942
[3]	State Public School Building Authority College & University Revenue (Community College Allegheny County Project)	4.000%	6/15/33	1,000	1,021
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,089

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,545	3,797
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	2,000	2,025
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	3,028
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,660	12,107
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	4,000	4,207
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	4,879
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,390
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	6,210
[4]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/30	3,020	3,171
[4]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/32	2,100	2,196
[4]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	1,585	1,652
[4]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	415	442
[4]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	480	511
[4]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	650	692
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/44	5,015	5,344
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/46	1,500	1,595
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	1,698
	Township of Hampton PA GO	5.000%	1/1/35	150	169
	Township of Hampton PA GO	5.000%	1/1/36	150	168
	Township of Hampton PA GO	5.000%	1/1/37	175	194
	Township of Hampton PA GO	4.000%	1/1/42	1,000	982
	Township of Hampton PA GO	4.000%	1/1/47	1,500	1,443
	Township of Hampton PA GO	4.125%	1/1/52	1,625	1,566
[3]	Trinity Area School District GO	4.000%	1/15/35	3,000	3,069
[3]	Trinity Area School District GO	4.000%	1/15/36	3,000	3,058
[3]	Trinity Area School District GO	4.000%	1/15/38	3,700	3,712
[4]	Trinity Area School District GO	4.000%	11/1/43	1,325	1,316
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	2,961
	Upper Merion Area School District County PA GO	3.000%	1/15/40	1,000	874
	Upper Merion Area School District GO	3.000%	1/15/43	2,660	2,255
	Upper Merion Area School District GO, Prere.	5.000%	1/15/25	1,620	1,666
	Upper Merion Area School District GO, Prere.	5.000%	1/15/26	500	525
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	6,868
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	4,615
	Washington County Authority College & University Revenue VRDO	3.200%	6/1/23	10,500	10,500
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,424
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	3,089
	West Bradford Township PA GO	4.000%	12/15/40	745	747
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/48	2,750	2,386
[3]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,217
[3]	West Mifflin School District GO	3.000%	4/1/38	5,920	5,110

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	1,605	1,604
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,480
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,750	1,687
	West Shore PA School District GO	4.000%	11/15/34	640	658
	West Shore PA School District GO	4.000%	11/15/35	540	554
	West Shore PA School District GO	4.000%	11/15/36	1,100	1,121
	West Shore PA School District GO	4.000%	11/15/37	1,000	1,010
	West Shore PA School District GO	4.000%	11/15/38	500	500
	West Shore PA School District GO	4.000%	11/15/40	900	887
	West Shore School District GO	5.000%	11/15/43	1,480	1,540
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,230
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,346
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,415	2,447
	West View Municipal Authority Water Revenue	4.000%	11/15/38	1,625	1,638
[3]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,119
[3]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	8,180
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	2,775	2,802
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	6,100	4,312
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	6,830	6,184
[1]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	6,707
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/30	2,315	2,400
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/31	2,430	2,519
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/34	1,000	1,034
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,000	829
[3]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	1,968
[3]	Wilkes-Barre PA Area School District GO	4.000%	4/15/49	2,250	2,143
[3]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,443
[3]	William Penn School District GO	3.000%	11/15/34	2,595	2,430
[3]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,373
	Wyomissing Area School District GO	4.000%	2/1/38	800	808
	York County PA GO	4.000%	3/1/34	3,000	3,095
					3,485,984
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	210	212
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,200	1,052
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,015
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,185	1,274
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	668
					4,221
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	3,784	3,788
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	481	458
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	4,119	4,206
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	2,205	2,305
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	3,273	3,466
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	5,830	6,278
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	2,028	1,189
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	1,506	1,382
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	1,077	962

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	140	113
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,305	1,324
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	515	518
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	605	609
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	424	270
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	529	506
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,099	1,765
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	754	577
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,882	1,996
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	11,792	10,924
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	1,000	925
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,850	1,699
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,399	2,292
					47,552
Total Tax-Exempt Municipal Bonds (Cost $3,728,575)					3,537,757
Total Investments (100.1%) (Cost $3,728,575)					3,537,757
Other Assets and Liabilities—Net (-0.1%)					(2,407)
Net Assets (100%)					3,535,350
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the aggregate value was $139,285,000, representing 3.9% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Securities with a value of $229,000 have been segregated as initial margin for open futures contracts.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2023.
8	Step bond.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Pennsylvania Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	101	20,789	(52)

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,728,575)	3,537,757
Investment in Vanguard	125
Cash	123
Receivables for Investment Securities Sold	895
Receivables for Accrued Income	45,860
Receivables for Capital Shares Issued	1,560
Variation Margin Receivable—Futures Contracts	32
Other Assets	193
Total Assets	3,586,545
Liabilities
Payables for Investment Securities Purchased	44,764
Payables for Capital Shares Redeemed	2,920
Payables for Distributions	3,362
Payables to Vanguard	149
Total Liabilities	51,195
Net Assets	3,535,350
At May 31, 2023, net assets consisted of:

Paid-in Capital	3,767,151
Total Distributable Earnings (Loss)	(231,801)
Net Assets	3,535,350

Investor Shares—Net Assets
Applicable to 27,318,529 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	289,738
Net Asset Value Per Share—Investor Shares	$10.61

Admiral Shares—Net Assets
Applicable to 306,018,492 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,245,612
Net Asset Value Per Share—Admiral Shares	$10.61

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2023
($000)
Investment Income
Income
Interest	60,840
Total Income	60,840
Expenses
The Vanguard Group—Note B
Investment Advisory Services	91
Management and Administrative—Investor Shares	217
Management and Administrative—Admiral Shares	1,268
Marketing and Distribution—Investor Shares	11
Marketing and Distribution—Admiral Shares	87
Custodian Fees	9
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	15
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	1,714
Expenses Paid Indirectly	(9)
Net Expenses	1,705
Net Investment Income	59,135
Realized Net Gain (Loss)
Investment Securities Sold	(18,299)
Futures Contracts	(29)
Realized Net Gain (Loss)	(18,328)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	26,714
Futures Contracts	(16)
Change in Unrealized Appreciation (Depreciation)	26,698
Net Increase (Decrease) in Net Assets Resulting from Operations	67,505

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	59,135	118,009
Realized Net Gain (Loss)	(18,328)	(23,595)
Change in Unrealized Appreciation (Depreciation)	26,698	(534,286)
Net Increase (Decrease) in Net Assets Resulting from Operations	67,505	(439,872)
Distributions
Investor Shares	(4,682)	(10,555)
Admiral Shares	(54,108)	(117,637)
Total Distributions	(58,790)	(128,192)
Capital Share Transactions
Investor Shares	1,808	(57,503)
Admiral Shares	1,327	(401,007)
Net Increase (Decrease) from Capital Share Transactions	3,135	(458,510)
Total Increase (Decrease)	11,850	(1,026,574)
Net Assets
Beginning of Period	3,523,500	4,550,074
End of Period	3,535,350	3,523,500

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.58	$12.14	$12.14	$11.89	$11.21	$11.56
Investment Operations
Net Investment Income[1]	.175	.327	.323	.353	.377	.394
Net Realized and Unrealized Gain (Loss) on Investments	.029	(1.532)	.036	.283	.727	(.291)
Total from Investment Operations	.204	(1.205)	.359	.636	1.104	.103
Distributions
Dividends from Net Investment Income	(.174)	(.327)	(.323)	(.352)	(.377)	(.394)
Distributions from Realized Capital Gains	—	(.028)	(.036)	(.034)	(.047)	(.059)
Total Distributions	(.174)	(.355)	(.359)	(.386)	(.424)	(.453)
Net Asset Value, End of Period	$10.61	$10.58	$12.14	$12.14	$11.89	$11.21
Total Return[2]	1.93%	-10.00%	2.99%	5.45%	9.99%	0.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$290	$287	$393	$364	$368	$308
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.27%	2.95%	2.66%	2.96%	3.23%	3.48%
Portfolio Turnover Rate	17%	30%	22%	18%	9%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.58	$12.14	$12.14	$11.89	$11.21	$11.56
Investment Operations
Net Investment Income[1]	.179	.336	.333	.363	.386	.403
Net Realized and Unrealized Gain (Loss) on Investments	.029	(1.532)	.036	.282	.728	(.291)
Total from Investment Operations	.208	(1.196)	.369	.645	1.114	.112
Distributions
Dividends from Net Investment Income	(.178)	(.336)	(.333)	(.361)	(.387)	(.403)
Distributions from Realized Capital Gains	—	(.028)	(.036)	(.034)	(.047)	(.059)
Total Distributions	(.178)	(.364)	(.369)	(.395)	(.434)	(.462)
Net Asset Value, End of Period	$10.61	$10.58	$12.14	$12.14	$11.89	$11.21
Total Return[2]	1.97%	-9.93%	3.07%	5.53%	10.08%	0.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,246	$3,236	$4,157	$3,905	$3,632	$3,167
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.35%	3.04%	2.74%	3.04%	3.31%	3.56%
Portfolio Turnover Rate	17%	30%	22%	18%	9%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Pennsylvania Long-Term Tax-Exempt Fund
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Pennsylvania Long-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2023, the fund had contributed to Vanguard capital in the amount of $125,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $9,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,537,757	—	3,537,757
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	52	—	—	52
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Pennsylvania Long-Term Tax-Exempt Fund
E.	As of May 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,729,122
Gross Unrealized Appreciation	20,268
Gross Unrealized Depreciation	(211,685)
Net Unrealized Appreciation (Depreciation)	(191,417)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2022, the fund had available capital losses totaling $23,201,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2023, the fund purchased $622,439,000 of investment securities and sold $602,330,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2023, such purchases were $128,700,000 and sales were $100,100,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2023		Year Ended November 30, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	36,885	3,443	61,782	5,597
Issued in Lieu of Cash Distributions	3,671	344	8,239	744
Redeemed	(38,748)	(3,624)	(127,524)	(11,592)
Net Increase (Decrease)—Investor Shares	1,808	163	(57,503)	(5,251)
Admiral Shares
Issued	284,059	26,568	610,447	56,009
Issued in Lieu of Cash Distributions	34,905	3,270	76,734	6,935
Redeemed	(317,637)	(29,775)	(1,088,188)	(99,508)
Net Increase (Decrease)—Admiral Shares	1,327	63	(401,007)	(36,564)

Pennsylvania Long-Term Tax-Exempt Fund
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Pennsylvania Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Pennsylvania Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Pennsylvania Long-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q772 072023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 24, 2023

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 24, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.